Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 7,892	$ 3,368	$ 5,129	$ 1,714
Intangible assets other than goodwill with indefinite useful lives	0		0
Operating expenses	$ 7,217	$ 2,692	$ 4,227	$ 1,470